DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2017
Depreciation Amortization And Impairment
Schedule of Depreciation and amortization expenses

Depreciation and amortization expenses as of December 31, 2017, 2016 and 2015 were as follows:

		2017	2016	2015
	Notes	MCh$	MCh$	MCh$
Depreciation and amortization
Depreciation of property,plant and equipment	13	(19,370)	(13,834)	(4,404)
Amortization of intangible assets	12	(62,475)	(49,858)	(5,381)
Balances		(81,845)	(63,692)	(9,785)

Schedule of Impairment losses

Impairment losses for the years ended December 31, 2017, 2016 and 2015 are detailed below:

	2017	2016	2015
	MCh$	MCh$	MCh$
Impairment of financial investments available-for-sale	—	—	—
Impairment of financial investments held-to-maturity	—	—	—
Subtotal financial assets (i)	—	—	—
Impairment of property, plant and equipment (*)	(27)	(351)	—
Impairment of goodwill and intangibles	—	—	—
Subtotal Non-financial assets (ii)	(27)	(351)	—
Total	(27)	(351)	—

(*) Impairment for technological obsolescence as a result of regulations on ATMs (Decree 222 dated October 30, 2013 from the Ministry of Internal Affairs and Public Safety of Chile), are accounted for in accordance with IAS 36 “Impairment of Assets”. See Note 13 “Property, Plant and Equipment”, letter c).

Schedule of CGUs' carrying value	The CGUs’ Carrying Value was as follows:
	As of December 31,
	2017	2016	2015
UGE	MCh$	MCh$	MCh$
Chile	2,563,799	2,477,726	—
Colombia	864,958	945,986	—

Schedule of respective authorizations were obtained in Brazil, Chile and Colombia, recording and allocating goodwill

The Goodwill generated in the reverse acquisition mentioned in Note 1, section “General Information — Itaú Corpbanca and Subsidiaries”, was allocated as follows(26):

	As of December 31,
	2017	2016	2015
Goodwill	MCh$	MCh$	MCh$
Chile	904,868	904,868	—
Colombia	221,795	240,440	—
Total	1,126,663	1,145,308	—

Schedule of assumptions used in calculating the recoverable amount

The key assumptions used in the calculation of the recoverable amount, defined as those to which the calculation is most sensitive, are presented below:

		31/12/2017		31/12/2016
Key assumptions		Chile	Colombia	Chile	Colombia
Growth rates Perpetuity	(%)	5.2	6.5	4.0	5.6
Projected inflation rates	(%)	2.8 - 3.0	3.0 - 3.4	2.4 - 3.0	3.0 - 4.0
Discount rate	(%)	10.5	11.5	12.0	12.4
Loans growth rate	(%)	8.4 - 9.9	6.2 - 13.4	8.4 - 9.9	6.2 - 13.4
Solvency index limit	(%)	10 - 12	9 - 10.8	10 - 12	9 - 10.8

Schedule of impairment assessment process

As a consequence of the impairment assessment process described above, management concluded that the amount recoverable from the CGUs exceed their carrying value (“CV”) according to the following:

		31/12/2017		31/12/2016		31/12/2016
		Chile	Colombia	Chile	Colombia	Chile	Colombia
Recoverable Amount / Carrying Value	(%)	118.30	102.00	127.70	109.5	—	—

Schedule of discount rates and growth in perpetuity

Management has performed a sensitivity analysis of the discount rates and growth in perpetuity of the CGU Colombia, separately, which would cause recoverable amount (“RA”) of the CGU Colombia to equal its CV:

		31/12/2017	31/12/2016	31/12/2015
Discount rates	(%)	11.6	13.1	—
Perpetuity growth rate	(%)	6.4	4.3	—

In addition, management performed a sensitivity analysis for the discount and growth rates of 60 basis points for the perpetuity of the Colombian CGU, separately considering in both cases, as follows:

		31/12/2017	31/12/2016	31/12/2015
Discount rates	(%)	11.5	12,4	—
Range	(%)	10.9 - 12.1	11.8 - 13.0	—
Range (RA/CV)	(%)	91.8 - 115.0	99.8 - 121.2	—
Perpetuity growth rate	(%)	6.5	5,6	—
Range	(%)	5.9 - 7.1	5.0 - 6.2	—
Range (RA/CV)	(%)	91.5 - 115.4	103.8 - 116.3	—

Schedule of cash flows

The following table shows the effect of considering the cash flows and the discount rate before taxes.

		31/12/2017		31/12/2016		31/12/2015
		Chile	Colombia	Chile	Colombia	Chile	Colombia
Discount rates	(%)	12.78	17.93	17.77	20.85	—	—
Recoverable amount/Carrying value	(%)	150.5	118.06	133.42	116.43	—	—